Huber Large Cap Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace & Defense - 2.2%
Northrop Grumman Corp.	700	$403,627

Automotive - 0.6%
Goodyear Tire & Rubber Co. (a)	10,000	102,800

Banking - 17.1%
Bank of America Corp.	10,300	486,881
Citigroup, Inc.	12,800	1,199,360
First Citizens BancShares, Inc. - Class A	150	299,214
First Horizon Corp.	25,292	551,618
JPMorgan Chase & Co.	1,100	325,864
Truist Financial Corp.	6,000	262,260
		3,125,197

Beverages - 0.3%
Anheuser-Busch InBev SA/NV - ADR	1,000	57,670

Biotech & Pharmaceuticals - 11.4%
Eli Lilly & Co.	2,000	1,480,140
GSK PLC - ADR	2,400	89,160
Merck & Co., Inc.	1,100	85,932
Pfizer, Inc.	18,600	433,194
		2,088,426

Consumer Services - 3.2%
Upbound Group, Inc.	28,359	585,188

Cosmetics/Personal Care - 0.6%
Kenvue, Inc.	5,000	107,200

Electric Utilities - 2.4%
American Electric Power Co., Inc.	300	33,942
Constellation Energy Corp.	533	185,399
Entergy Corp.	1,800	162,774
NextEra Energy, Inc.	800	56,848
		438,963

Electrical Equipment - 0.3%
TE Connectivity PLC	300	61,725

Entertainment Content - 0.7%
Walt Disney Co.	1,000	119,110

Food - 1.6%
J M Smucker Co.	1,900	203,946
Lamb Weston Holdings, Inc.	500	28,535
Tyson Foods, Inc. - Class A	1,100	57,530
		290,011

Gas & Water Utilities - 0.5%
National Fuel Gas Co.	1,000	86,790

Health Care Facilities & Services - 1.8%
Tenet Healthcare Corp. (a)	2,000	322,560

Healthcare-Services - 0.1%
Concentra Group Holdings Parent, Inc.	887	17,713

Industrial Support Services - 1.0%
United Rentals, Inc.	200	176,588

Institutional Financial Services - 1.2%
Goldman Sachs Group, Inc.	300	217,077

Insurance - 1.6%
CNO Financial Group, Inc.	8,073	297,409

Internet - 0.6%
VeriSign, Inc.	400	107,548

Internet Media & Services - 0.8%
Lyft, Inc. - Class A (a)	9,694	136,298

Oil & Gas Producers - 15.0%
BP PLC - ADR	6,200	199,330
Cheniere Energy, Inc.	1,900	448,172
Expand Energy Corp.	1,000	104,780
Golar LNG Ltd.	31,803	1,309,011
Shell PLC - ADR	9,300	671,553
		2,732,846

Retail - 2.3%
Dollar General Corp.	4,000	419,600

Retail - Consumer Staples - 2.4%
Walmart, Inc.	4,500	440,910

Retail - Discretionary - 1.2%
Home Depot, Inc.	600	220,506

Software - 11.6%
Microsoft Corp.	2,600	1,387,100
Oracle Corp.	2,900	735,933
		2,123,033

Specialty Finance - 1.4%
Enova International, Inc. (a)	2,510	262,446

Technology Services - 7.1%
KBR, Inc.	18,230	852,070
Mastercard, Inc. - Class A	550	311,559
Visa, Inc. - Class A	400	138,188
		1,301,817

Telecommunications - 1.5%
AT&T, Inc.	6,900	189,129
Verizon Communications, Inc.	2,000	85,520
		274,649

Tobacco & Cannabis - 1.4%
Philip Morris International, Inc.	1,600	262,480

Transportation & Logistics - 3.2%
FedEx Corp.	2,600	581,074

Transportation Equipment - 1.8%
General Motors Co.	6,300	336,042
TOTAL COMMON STOCKS (Cost $8,817,299)		17,697,303

SHORT-TERM INVESTMENTS - 3.1%	Shares	Value
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.23% (b)	278,636	278,636
First American Treasury Obligations Fund - Class X, 4.26% (b)	278,635	278,635
TOTAL SHORT-TERM INVESTMENTS (Cost $557,271)		557,271

TOTAL INVESTMENTS - 100.0% (Cost $9,374,570)		18,254,574
Other Assets in Excess of Liabilities - 0.0% (c)		8,924
TOTAL NET ASSETS - 100.0%		$18,263,498
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Huber Large Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,697,303	$–	$–	$17,697,303
Money Market Funds	557,271	–	–	557,271
Total Investments	$18,254,574	$–	$–	$18,254,574